9. Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	$ (949,801)	$ 1,036,005	$ (213,011)
Deferred income tax liabilities, net	(4,793,384)	(3,847,033)	(4,869,114)
Provisions and other
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	2,284	9,194	38,847
Deferred income tax liabilities, net	68,468	66,184
Provision for plant dismantling
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(58,039)	(22,702)	(34,944)
Deferred income tax liabilities, net	0	58,039
Trade receivables
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	9,812	(438)	(1,758)
Deferred income tax liabilities, net	647	(9,164)
Other financial assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(91,059)	295,296	300,732
Deferred income tax liabilities, net	(146,022)	(54,963)
Employee benefit liability
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(4,118)	(10,270)	7,858
Deferred income tax liabilities, net	43,461	47,579
Receivables and other non-financial liabilities
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	0	1,509	(644,397)
Deferred income tax liabilities, net	0	9,164
Investments in associates
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(122,913)	(207,993)	(86,672)
Deferred income tax liabilities, net	(417,578)	(294,665)
Property, plant and equipment
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(449,722)	(65,528)	200,600
Deferred income tax liabilities, net	(3,053,013)	(2,615,851)
Intangible assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	70,744	445,342	(102,531)
Deferred income tax liabilities, net	(401,970)	(472,714)
Deferred income
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(1,193,035)	591,595	78,483
Deferred income tax liabilities, net	(1,821,242)	(628,207)
Tax loss carry-forward
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	886,246	0	$ 30,771
Deferred income tax liabilities, net	$ 933,865	$ 47,565